Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Ennis, Inc.
Entity Central Index Key	0000033002
Amendment Flag	false
EBP 011
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Registrant Name	Ennis, Inc.
Entity Central Index Key	0000033002
Amendment Flag	false